Stock Based Compensation - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares Outstanding Under the Plan
Options granted (in shares)	47,841,859
Stock Options
Number of Shares Available for Issuance Under the Plan
Balance at the beginning (in shares)	2,880,358	3,855,385
Additional shares authorized (in shares)	62,903,028
Options granted (in shares)	(36,074,010)
Options exercised (in shares)	0
Options canceled (in shares)	5,791,227	(975,027)
Balance at the end (in shares)	35,500,603	2,880,358	3,855,385
Number of Shares Outstanding Under the Plan
Balance at the beginning (in shares)	28,983,226	38,794,307
Options granted (in shares)	35,732,754
Options exercised (in shares)	(20,138,817)
Options canceled (in shares)	(6,172,670)	(9,811,081)
Balance at the end (in shares)	38,404,493	28,983,226	38,794,307
Exercisable at the end (in shares)	14,248,234	15,225,162
Unvested at the end (in shares)	24,156,259	13,758,064
Weighted-Average Exercise Price
Balance at the beginning (in dollars per shares)	$ 0.19	$ 0.14
Options granted (in dollars per shares)	6.70
Options exercised (in dollars per shares)	0.78
Options canceled (in dollars per shares)	0.51	0.05
Balance at the end (in dollars per shares)	5.89	0.19	$ 0.14
Exercisable at the end (in dollars per shares)	0.18	0.08
Unvested at the end (in dollars per shares)	$ 9.25	$ 0.31
Weighted-Average Remaining Contractual Term (Years) and Aggregate Intrinsic Value
Weighted average remaining contractual life, outstanding	8 years 3 months 7 days	7 years 8 months 1 day	7 years 8 months 1 day
Exercisable at the end (in years)	6 years 5 months 12 days	6 years 10 months 6 days
Unvested at the end (in years)	9 years 4 months 2 days	8 years 6 months 29 days
Aggregate intrinsic value outstanding	$ 542,074	$ 13,056	$ 13,056
Exercisable at the end (in dollars)	$ 282,364	$ 8,492
Unvested at the end (in dollars)	259,710,000	4,564,000
Shares of restricted common stock issued upon the early exercise of the Executive grants	13,300,000	8,200,000
Unrecognized stock-based compensation expense	$ 156,900
Unrecognized stock-based compensation expense, weighted-average period of recognition	3 years 6 months 11 days
Aggregate intrinsic value of options exercised	$ 89,900	$ 1,400	$ 500
Restricted stock units
Number of Shares Outstanding Under the Plan
Balance at the beginning (in shares)	0
Options granted (in shares)	341,256
Balance at the end (in shares)	341,256	0